Share-Based Awards - Schedule of Fair Value of Performance Shares (Details) - Performance Shares	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	76.76%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.89%